Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

As at	Dec 31 2020	Dec 31 2019
Trade	335,988	$343,959
Egypt insurance recovery(a)	—	50,000
Value-added and other tax receivables	22,903	44,408
Other	53,109	50,354
	$412,000	$488,721